COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Purchase orders with contract manufacturers		$ 14.2	$ 9.5
Minimum annual commitment		$ 0.5
Minimum
Other Commitments [Line Items]
Obligation to pay (as percentage)		2.75%
Maximum
Other Commitments [Line Items]
One time royalty payment	$ 0.3
Obligation to pay (as percentage)		13.00%